RECEIVABLES AND OTHER (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
RECEIVABLES AND OTHER
Trade receivables	$ 8,377	$ 6,210
Prepayments and deposits	3,045	3,109
Tax receivables	1,133	1,652
Other receivables	328	19
BC Mineral Exploration Tax Credit ("BCMETC") receivable		6,441
Total receivables and other	$ 12,883	$ 17,431